ASSET RETIREMENT OBLIGATION - Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation [Abstract]
Balance, beginning of year	$ 85,628	$ 99,514
Change in obligation	9,257	(13,886)
Balance, end of year	$ 94,885	$ 85,628